Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Due from related party		$ 1,158	$ 590
NUAG [Member]
Disclosure of transactions between related parties [line items]
Due from related party	[1]	33	28
TIN [Member]
Disclosure of transactions between related parties [line items]
Due from related party	[2]	$ 1,125	$ 562

[1]	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2025, a total of $0.9 million (year ended March 31, 2024 - $1.0 million) of services rendered to and expenses incurred on behalf of NUAG. The costs recoverable from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	The Company recovers costs for services rendered to TIN and expenses incurred on behalf of TIN pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2025, a total of $0.15 million (year ended March 31, 2024 - $0.3 million) of services rendered to and expenses incurred on behalf of TIN. The costs recoverable from TIN were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income. In January 2024, the Company and TIN entered into an interest-free unsecured credit facility agreement with no conversion features (the “Facility”) to allow TIN to advance up to $1.0 million from the Company. In January 2024, the Company advanced $0.5 million to TIN and received 350,000 common shares of TIN as the Bonus Shares for granting the Facility. In April 2024, the Company advanced the remaining $0.5 million to TIN. In January 2025, the Facility has been extended for another year with a new maturity date of January 31, 2026.